Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Schedule Of Components Of Income Tax Expense Benefit
(In thousands)	2020	2019	2018
Current income tax (benefit) expense:
Puerto Rico	$33,281	$2,251	$126,700
Federal and States	3,613	3,598	6,841
Subtotal	36,894	5,849	133,541
Deferred income tax expense (benefit):
Puerto Rico	69,300	123,337	(62,601)
Federal and States	5,744	17,995	20,953
Adjustment for enacted changes in income tax laws	-	-	27,686
Subtotal	75,044	141,332	(13,962)
Total income tax expense	$111,938	$147,181	$119,579

Components of Deferred Tax Assets and Liabilities
	December 31, 2020
(In thousands)	PR	US	Total
Deferred tax assets:
Tax credits available for carryforward	$3,003	$5,269	$8,272
Net operating loss and other carryforward available	124,355	698,842	823,197
Postretirement and pension benefits	80,179	-	80,179
Deferred loan origination fees	12,079	(2,652)	9,427
Allowance for credit losses	373,010	38,606	411,616
Accelerated depreciation	3,439	5,390	8,829
FDIC-assisted transaction	152,665	-	152,665
Intercompany deferred gains	1,728	-	1,728
Lease liability	22,790	18,850	41,640
Difference in outside basis from pass-through entities	61,222	-	61,222
Other temporary differences	38,954	7,344	46,298
Total gross deferred tax assets	873,424	771,649	1,645,073
Deferred tax liabilities:
Indefinite-lived intangibles	73,305	37,745	111,050
Unrealized net gain (loss) on trading and available-for-sale securities	67,003	8,595	75,598
Right of use assets	20,708	15,510	36,218
Other temporary differences	50,247	1,169	51,416
Total gross deferred tax liabilities	211,263	63,019	274,282
Valuation allowance	112,871	407,225	520,096
Net deferred tax asset	$549,290	$301,405	$850,695

	December 31, 2019
(In thousands)	PR	US	Total
Deferred tax assets:
Tax credits available for carryforward	$2,368	$5,269	$7,637
Net operating loss and other carryforward available	112,803	716,796	829,599
Postretirement and pension benefits	82,623	-	82,623
Deferred loan origination fees	2,519	(2,759)	(240)
Allowance for loan losses	405,475	10,981	416,456
Accelerated depreciation	3,439	4,914	8,353
FDIC-assisted transaction[1]	152,665	-	152,665
Intercompany deferred gains	1,604	-	1,604
Lease liability	22,694	23,387	46,081
Difference in outside basis from pass-through entities	21,670	-	21,670
Other temporary differences	26,554	7,460	34,014
Total gross deferred tax assets	834,414	766,048	1,600,462
Deferred tax liabilities:
Indefinite-lived intangibles	69,976	36,058	106,034
Unrealized net gain (loss) on trading and available-for-sale securities	15,635	432	16,067
Right of use assets	20,598	21,430	42,028
Other temporary differences	50,194	1,179	51,373
Total gross deferred tax liabilities	156,403	59,099	215,502
Valuation allowance	100,175	399,800	499,975
Net deferred tax asset	$577,836	$307,149	$884,985
[1]

For the year ended December 31, 2019, the amounts included within the indefinite-lived intangibles and other liabilities include $32.6 million and $37.4 million, respectively which were previously included within the FDIC- assisted transaction line for the Puerto Rico operations. The Corporation determined to separately present these lines to better reflect the nature of the assets and liabilities within the respective lines, after the termination of the FDIC loss sharing agreement.

Summary Of Operating Loss Carryforwards
(In thousands)
2021	$16
2022	396
2023	1,362
2024	9,181
2025	13,516
2026	13,402
2027	16,430
2028	311,838
2029	111,343
2030	115,550
2031	96,273
2032	16,951
2033	2,990
2034	84,923
$794,171

Reconciliation of Unrecognized Tax Benefits
(In millions)
Balance at January 1, 2019	$7.2
Additions for tax positions taken in prior years[1]	9.1
Balance at December 31, 2019	$16.3
Reduction as a result of lapse of statute of limitations	(1.5)
Balance at December 31, 2020	$14.8
[1]	The Corporation recorded a deferred tax asset of $8.7 million associated with the unrecognized tax benefit since the uncertainty of the tax position is related to the timing of the tax benefit.

PUERTO RICO
Differences Between Income Tax Expense (Benefit) Applicable to Income Before Income Taxes and Amount Computed by Applying the Statutory Tax Rate in Puerto Rico
	2020		2019		2018
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$231,960	38%	$306,869	38%	$287,717	39%
Benefit of net tax exempt interest income	(126,232)	(20)	(145,597)	(18)	(97,199)	(13)
Effect of income subject to preferential tax rate[1]	(10,141)	(2)	(9,562)	(1)	(111,738)	(15)
Deferred tax asset valuation allowance	15,276	2	16,992	2	27,336	4
Difference in tax rates due to multiple jurisdictions	(1,903)	-	(12,888)	(2)	(16,324)	(3)
Adjustment in net deferred tax due to change in the applicable tax rate	-	-	(6,559)	(1)	27,686	4
Unrecognized tax benefits	(2,163)	-	-	-	(1,621)	-
State and local taxes	4,350	-	4,749	1	8,772	1
Others	791	-	(6,823)	(1)	(5,050)	(1)
Income tax expense	$111,938	18%	$147,181	18%	$119,579	16%
[1] For the year ended December 31,2018, includes the impact of the Tax Closing Agreement entered into in connection with the Westernbank FDIC-assisted Transaction.